INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	€ 141,000
Applicable tax rate (percent)		24.00%	24.00%	24.00%
IRAP applicable tax rate (percent)		3.90%	3.90%	3.90%
Effective tax rate, net of IRAP (percent)		17.00%	(1.10%)	24.20%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries		€ 151,990